1WS CREDIT INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

July 31, 2020 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Value
MORTGAGE-BACKED SECURITIES (53.87%)
Residential (40.10%)
Accredited Mortgage Loan Trust, Series 2006-1, Class M2(b)	1M US L + 0.34%	04/25/36	$746,000	$527,347
Alternative Loan Trust, Series 2005-64CB, Class 1A17	5.50%	12/25/35	346,723	231,022
APS Resecuritization Trust, Series 2014-1, Class 1M(b)(c)	1.68%	08/28/54	2,183,704	535,226
Asset Backed Securities Corp. Home Equity Loan Trust Series NC, Series 2006-HE4, Class M1(b)(d)	1M US L + 0.31%	05/25/36	1,611,146	1,466,465
Banc of America Funding , Series 2007-5, Class CA8(b)(e)	5.35% - 1M US L	07/25/37	3,745,137	807,826
BCAPB Trust, LLC, Series 2007-AB1, Class A5(d)(f)	4.86%	10/25/22	725,542	511,290
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE1, Class M6(b)	1M US L + 3.68%	01/25/35	440,352	424,103
BNC Mortgage Loan Trust, Series 2006-1, Class A4(b)	1M US L + 0.31%	10/25/36	1,512,000	1,046,758
CIT Mortgage Loan Trust, Series 2007-1, Class 1M2(b)(c)(d)	1M US L + 1.75%	05/25/22	1,000,000	868,800
Citicorp Residential Mortgage Trust, Series 2006-2, Class M2(d)(f)	5.31%	09/25/36	2,000,000	1,840,400
Delft 2020 BV, Series 2020-1, Class F(b)(c)	3.30% - 3M EUR L	04/17/23	€307,000	342,212
Dilosk RMBS No. 2 DAC, Series 2018-2, Class E(b)(c)	3.25% - 3M EUR L	12/20/57	605,000	691,282
Domi 2020-1 BV, Series 2020-1, Class F(b)(c)	3M EUR L + 6.50%	04/15/52	500,000	589,801
Domi 2020-1 BV, Series 2020-1, Class X1(b)(c)	3M EUR L + 4.95%	04/15/52	500,000	593,865
Domi 2020-1 BV, Series 2020-1, Class X2(b)(c)	3M EUR L + 6.75%	04/15/52	500,000	600,521
Finsbury Square 2019-3 PLC, Series 2019-3, Class X(b)(c)	3M SONIA IR + 3.90%	12/16/69	£387,211	495,354
First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M3(b)	1M US L + 0.50%	11/25/36	$1,948,791	1,439,572
Freddie Mac STACR, Series 2020-HQA2, Class M2(b)(c)(d)	1M US L + 3.10%	03/25/50	500,000	479,700
Fremont Home Loan Trust, Series 2004-C, Class M3(b)	1M US L + 1.73%	08/25/34	208,259	206,280
GSAA Home Equity Trust, Series 2007-8, Class A4(b)	1M US L + 0.60%	08/25/37	547,743	317,472
GSAMP Trust, Series 2005-WMC1, Class M2(b)	1M US L + 0.78%	09/25/35	721,789	623,698
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M5(b)	1M US L + 0.54%	01/25/36	984,257	737,110
JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M7(b)	1M US L + 1.65%	12/25/35	196,569	188,962
JP Morgan Mortgage Acquisition Corp., Series 2006-FRE2, Class M3(b)	1M US L + 0.37%	02/25/36	795,346	576,069
JP Morgan Mortgage Acquisition Trust, Series 2006-HE2, Class M2(b)	1M US L + 0.32%	07/25/36	1,017,666	1,099,283
JP Morgan Mortgage Trust, Series 2005-A5, Class TB1(b)	3.27%	08/25/35	367,875	361,254
JP Morgan Resecuritization Trust, Series 2015-3, Class 3A2(c)(f)	5.77%	09/26/37	382,392	328,895
Lansdowne Mortgage Securities No 1 PLC, Series 2006-1, Class M2(b)(c)	0.84% - 3M EUR L	06/15/45	€500,000	350,088
Merrill Lynch Mortgage Investors Trust HE1, Series 2006-HE1, Class M2(b)(d)	1M US L + 0.40%	12/25/36	$2,000,000	1,654,800
Miravet SARL, Series 2019-1, Class E(b)(c)	3.00% - 3M EUR L	05/26/65	€500,000	505,754
Nationstar Home Equity Loan Trust, Series 2007-B, Class M2(b)(g)	1M US L + 0.47%	04/25/37	$1,019,108	1,457,426
New Century Home Equity Loan Trust, Series 2004-A, Class MI1(b)(d)	4.31%	08/25/34	895,048	923,779
New Century Home Equity Loan Trust, Series 2005-2, Class M6(b)	1M US L + 1.02%	06/25/35	302,618	249,145
New Century Home Equity Loan Trust, Series 2005-B, Class M2(b)	1M US L + 0.49%	10/25/35	500,000	396,800
Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2006-HE2, Class M2(b)(d)	1M US L + 0.34%	03/25/36	2,762,584	2,242,666
Ownit Mortgage Loan Trust, Series 2005-4, Class M1(b)(d)	1M US L + 0.55%	08/25/36	1,243,156	1,187,090
Popular ABS Mortgage Pass-Through Trust, Series 2005-5, Class MF1(f)	3.82%	11/25/35	396,380	298,078
Popular ABS Mortgage Pass-Through Trust, Series 2005-D, Class M1(d)(f)	3.68%	01/25/36	392,592	344,892
RALI Trust, Series 2006-Q05, Class 1A2(b)(d)	1M US L + 0.19%	05/25/46	977,571	894,869
RALI Trust, Series 2006-QS9, Class 1A16(b)(d)	1M US L + 0.65%	07/25/36	775,042	562,060
RALI Trust, Series 2006-QS9, Class 1A5(b)(d)	1M US L + 0.70%	07/25/36	1,142,623	838,114
Residential Mortgage Securities 31 PLC, Series 2018-31, Class F2(b)(c)	3M GBP L + 4.00%	09/20/21	£509,000	648,093
Soundview Home Loan Trust, Series 2005-OPT4, Class M2(b)(d)	1M US L + 0.55%	12/25/35	$666,915	578,816
Soundview Home Loan Trust, Series 2007-NS1, Class M1(b)	1M US L + 0.35%	01/25/37	566,415	504,846

Description	Rate	Maturity Date(a)	Principal Amount	Value
MORTGAGE-BACKED SECURITIES (continued)
Tower Bridge Funding 2020-1 PLC, Series 2020-1, Class E(b)(c)	3M SONIA IR + 2.50%	09/20/63	£500,000	$656,007
Tower Bridge Funding 2020-1 PLC, Series 2020-1, Class X(b)(c)	3M SONIA IR + 5.25%	09/20/63	500,000	627,733
Wells Fargo Mortgage Backed Securities Trust, Series 2007-1, Class A4	5.75%	02/25/37	–(h)	74,343
Wells Fargo Mortgage Backed Securities Trust, Series 2007-1, Class A8	5.75%	02/25/37	–(h)	52,596
				32,978,562
Commercial (13.77%)
Ashford Hospitality Trust, Series 2018-ASHF, Class C(b)(c)	1M US L + 1.40%	04/15/35	$500,000	455,000
Ashford Hospitality Trust, Series 2018-ASHF, Class D(b)(c)	1M US L + 2.10%	04/16/35	554,000	500,040
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class F(b)(c)	1M US L + 4.00%	06/15/21	1,194,000	903,500
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class C(b)(c)	1M US L + 2.00%	03/15/21	1,097,000	995,308
BANK, Series 2017-BNK8, Class C(b)	4.07%	11/15/27	500,000	492,900
CGDB Commercial Mortgage Trust, Series 2019-MOB, Class F(b)(c)	1M US L + 2.55%	11/15/21	526,000	497,070
CGDB Commercial Mortgage Trust, Series 2019-MOB, Class G(b)(c)	1M US L + 2.99%	11/15/21	1,524,000	1,402,080
CLNY Trust, Series 2019-IKPR, Class C(b)(c)	1M US L + 1.68%	11/15/21	556,000	490,503
Commercial Mortgage Trust, Series 2015-CR24, Class D(b)	3.46%	08/12/25	500,000	391,000
Credit Suisse Mortgage Trust, Series 2019-UVIL, Class B(b)(c)	3.39%	12/17/29	292,000	266,800
Credit Suisse Mortgage Trust, Series 2019-UVIL, Class C(b)(c)	3.39%	12/17/29	297,000	251,114
Credit Suisse Mortgage Trust, Series 2019-UVIL, Class D(b)(c)	3.39%	12/17/29	307,000	235,039
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C(c)	3.75%	12/10/24	500,000	473,500
FREMF Mortgage Trust, Series 2020-K104, Class C(b)(c)	3.54%	01/25/30	55,000	54,731
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI, Class B(c)	3.20%	10/05/21	750,000	738,675
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class E(b)(c)	1M US L + 4.02%	10/15/32	504,000	428,098
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class C(b)	4.10%	06/15/23	526,000	508,800
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class D(b)(c)	4.66%	07/17/24	526,000	422,220
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4(d)	3.25%	12/17/24	1,000,000	1,063,600
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class D(b)(d)	4.69%	09/15/58	1,000,000	752,600
				11,322,578

TOTAL MORTGAGE-BACKED SECURITIES (Cost $41,048,170)				44,301,140

ASSET-BACKED SECURITIES (41.61%)
American Credit Acceptance Receivables Trust, Series 2020-1, Class E(c)	3.32%	03/13/26	243,000	236,172
AutoFlorence 1 Srl, Series 2019-1, Class E(b)(c)	4.50% - 1M EUR L	12/25/42	€500,000	584,972
CPS Auto Receivables Trust, Series 2018-D, Class E(c)(d)	5.82%	12/15/22	$1,000,000	1,025,800
E-Carat 11 PLC, Series 2020-11, Class G(b)(c)	1M SONIA IR + 5.00%	01/18/24	£500,000	620,926
E-Carat 11 PLC, Series 2020-11, Class H(c)	9.50%	01/18/24	500,000	649,593
ENVA, LLC, Series 2019-A, Class B(c)	6.17%	06/22/26	$1,500,000	1,522,500
Exeter Automobile Receivables Trust, Series 2019-2X, Class E(c)(d)	4.68%	06/15/23	2,500,000	2,526,250
Exeter Automobile Receivables Trust 2019-3, Series 2019-3A, Class E(c)	4.00%	08/15/23	810,000	792,180
Exeter Automobile Receivables Trust 2020-2, Series 2020-2A, Class E(c)(d)	7.19%	07/15/24	699,000	749,817
FREED ABS Trust, Series 2019-1, Class C(c)(d)	5.39%	06/18/26	2,000,000	1,929,400
FREED ABS Trust, Series 2019-2, Class C(c)(d)	4.86%	11/18/26	2,500,000	2,249,000
FREED ABS Trust, Series 2020-FP1, Class B(c)	3.06%	03/18/27	500,000	487,500
FREED ABS Trust, Series 2020-FP1, Class C(c)	4.37%	03/18/27	500,000	463,900
GLS Auto Receivables Issuer Trust 2019-4, Series 2019-4A, Class D(c)(d)	4.09%	08/17/26	1,000,000	999,300
GLS Auto Receivables Issuer Trust 2020-1, Series 2020-1A, Class D(c)(d)	3.68%	02/15/24	900,000	860,400
Honours PLC, Series 2006-2, Class B(b)(c)	1M GBP L + 1.00%	04/10/29	£453,453	412,057
KeyCorp Student Loan Trust, Series 2006-A, Class 2C(b)(d)	3M US L + 1.15%	03/27/42	$2,000,000	1,708,600
Lendingpoint 2019-2 Asset Securitization Trust, Series 2019-2, Class C(c)	4.66%	11/10/25	600,000	582,840
Lendingpoint 2020-1 Asset Securitization Trust, Series 2020-1, Class C(c)	4.14%	07/11/22	500,000	474,850
Lendingpoint Asset Securitization Trust, Series 2019-1X, Class C(c)	4.50%	12/15/21	1,933,000	1,850,847
LL ABS Trust 2019-1, Series 2019-1A, Class C(c)	5.07%	03/15/27	500,000	452,950
Marlette Funding Trust, Series 2020-1A, Class D(c)	3.54%	03/15/30	500,000	488,700

Description	Rate	Maturity Date(a)	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
MelTel Land Funding LLC, Series 2019-1X, Class B(c)	4.70%	04/15/24	$750,000	$767,700
MelTel Land Funding LLC, Series 2019-1X, Class C(c)	6.07%	04/15/24	750,000	750,300
National Collegiate Student Loan Trust, Series 2005-3, Class B(b)(d)	1M US L + 0.50%	07/27/37	1,746,000	1,035,727
National Collegiate Student Loan Trust, Series 2007-1, Class A4(b)(d)	1M US L + 0.31%	10/25/33	1,942,297	1,771,763
National Collegiate Student Loan Trust, Series 2007-4, Class A3A2(b)	3.83%	03/25/38	482,000	479,831
Octane Receivables Trust, Series 2019-1A, Class C(c)	4.74%	06/20/25	750,000	714,675
OnDeck Asset Securitization Trust II LLC, Series 2019-1A, Class D(c)	4.02%	11/18/24	300,000	283,830
Perimeter Master Note Business Trust, Series 2019-2A, Class A(c)	4.23%	11/15/23	300,000	309,420
Prosper Marketplace Issuance Trust Series, Series 2018-1A, Class D(c)(d)	5.70%	06/17/24	2,000,000	1,984,200
Silk Finance No 5, Series 2020-5, Class D(c)	7.25%	02/25/35	€500,000	590,449
Small Business Lending Trust, Series 2020-A, Class B(c)	3.20%	12/15/26	$500,000	404,700
SoFi Consumer Loan Program 2017-4 LLC, Series 2017-4, Class R2(c)	N/A	05/26/26	9,390	215,024
SoFi Professional Loan Program, Series 2019-BX, Class R1(c)(g)	N/A	08/17/48	56,770	1,769,607
United Auto Credit Securitization Trust, Series 2020-1, Class E(c)	5.19%	02/10/25	500,000	504,600
Upstart Securitization Trust, Series 2020-1, Class B(c)(d)	3.09%	04/22/30	1,000,000	971,500

TOTAL ASSET-BACKED SECURITIES (Cost $34,885,360)				34,221,880

COLLATERALIZED LOAN OBLIGATIONS (15.72%)(b)
AMMC CLO 19, Ltd., Series 2016-19A, Class E(c)	3M US L + 7.00%	10/15/28	300,000	260,070
AMMC CLO 20, Ltd., Series 2017-20A, Class E(c)	3M US L + 5.81%	04/17/29	300,000	246,570
Anchorage Capital CLO, Ltd., Series 2015-6X, Class ER(c)	3M US L + 6.35%	07/15/30	700,000	630,210
Anchorage Capital CLO, Ltd., Series 2016-8X, Class ER(c)	3M US L + 5.75%	07/28/28	500,000	428,850
Apex Credit CLO, LLC, Series 2015-2X, Class ER(c)	3M US L + 6.10%	10/17/26	519,358	326,572
BlueMountain CLO, Ltd., Series 2018-1X, Class ER(c)	3M US L + 5.55%	04/20/27	500,000	401,500
BlueMountain CLO, Ltd., Series 2018-2X, Class SUB(c)	N/A	08/15/31	1,300,000	416,000
Canyon Capital CLO, Ltd., Series 2014-2X, Class ER(c)	3M US L + 6.85%	04/15/29	950,000	808,355
Cent CLO, Ltd., Series 2015-24X, Class DR(c)	3M US L + 5.75%	10/15/26	1,000,000	825,500
Dryden Senior Loan Fund, Series 2015-38X, Class SUB(c)	N/A	07/15/30	750,000	337,500
Gallatin CLO IX, Ltd., Series 2018-1A, Class E(c)	3M US L + 5.47%	01/21/28	552,000	421,949
ICG US CLO 2016-1, Ltd., Series 2018-1A, Class DR(c)	3M US L + 5.75%	07/29/28	1,250,000	956,000
MP CLO, Ltd., Series 2015-2X, Class ER(c)	3M US L + 5.45%	10/28/27	750,000	593,850
OCP CLO, Ltd., Series 2015-8X, Class D(c)	3M US L + 5.50%	04/17/27	500,000	483,000
Recette CLO, Ltd., Series 2015-1X, Class E(c)(d)	3M US L + 5.70%	10/20/27	1,500,000	1,373,250
Shackleton CLO, Ltd., Series 2017-8X, Class ER(c)	3M US L + 5.34%	10/20/27	1,000,000	774,000
Sound Point CLO III-R, Ltd., Series 2013-2RX, Class E(c)	3M US L + 6.00%	04/15/29	1,500,000	986,100
Sound Point CLO XII, Ltd., Series 2019-2X, Class ER(c)	3M US L + 6.90%	10/20/28	500,000	400,750
Taberna Preferred Funding, Ltd., Series 2005-3X, Class B1(c)(i)	3M US L + 0.80%	02/05/36	1,000,000	340,000
TICP, Series 2015-1X, Class E(c)	3M US L + 5.50%	07/20/27	1,000,000	806,800
Venture CDO, Ltd., Series 2016-23X, Class ER(c)	3M US L + 5.95%	07/19/28	500,000	367,900
Voya CLO, Ltd., Series 2014-2X, Class SUB(c)	N/A	04/17/30	761,000	152,200
Wind River CLO, Ltd., Series 2016-1X, Class ER(c)	3M US L + 5.55%	07/15/28	750,000	591,750

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $15,599,896)				12,928,676

	Shares
PREFERRED STOCKS (0.61%)(b)(j)
New York Mortgage Trust, Inc., Series D	8,071	160,613
New York Mortgage Trust, Inc., Series E	17,808	343,516

TOTAL PREFERRED STOCKS (Cost $482,862)		504,129

	7-Day Yield	Shares	Value
MONEY MARKET FUNDS (11.64%)
BlackRock Liquidity Funds T-Fund	0.09%	8,949,323	$8,949,323
BNY Mellon U.S. Treasury Fund, Institutional Class	0.01%	623,979	623,979

TOTAL MONEY MARKET FUNDS (Cost $9,573,302)			9,573,302

TOTAL INVESTMENTS (123.45%) (Cost $101,589,590)			$101,529,127

Liabilities in Excess of Other Assets (-23.45%)(k)			(19,288,502)
NET ASSETS (100.00%)			$82,240,625

Percentages above are stated as a percentage of net assets as of July 31, 2020

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
EURIBOR - Euro Interbank Offered Rate
SONIA - Sterling Over Night Index Average

Libor Rates:
1M GBP L - 1 Month LIBOR as of July 31, 2020 was 0.06%
3M GBP L - 3 Month LIBOR as of July 31, 2020 was 0.08%
1M EUR L - 1 Month EURIBOR as of July 31, 2020 was (0.50)%
3M EUR L - 3 Month EURIBOR as of July 31, 2020 was (0.44)%
1M US L - 1 Month LIBOR as of July 31, 2020 was 0.15%
3M US L - 3 Month LIBOR as of July 31, 2020 was 0.25%
1M SONIA IR - 1 Month SONIA as of July 31, 2020 was 0.06%
3M SONIA IR - 3 Month Average SONIA as of June 30, 2020 was 0.07%*

*	Index reports rate on a calendar quarter end.

(a)	The maturity date for credit investments represents the expected maturity. Many of the instruments are callable through cash flows on the underlying or other call features. Expected maturity may be earlier than legal maturity.
(b)	Floating or variable rate security. The Reference Rate is described above. The Interest Rate in effect as of July 31, 2020 is based on the Reference Rate plus the displayed spread as of the security's last reset date.
(c)	Securities not registered under the Securities Act of 1933, as amended (the "Securities Act"). These securities generally involve certain transfer restrictions and may be sold in the ordinary course of business in transactions exempt from registration. As of July 31, 2020, the aggregate market value of those securities was $58,581,644, representing 71.23% of net assets.
(d)	On July 31, 2020, all or a portion of these securities were pledged as collateral for reverse repurchase agreements in the amount of $34,477,903.
(e)	Interest only security.
(f)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at July 31, 2020.
(g)	The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(h)	Security principal paid in full; the value of the security at July 31, 2020 is expected to be received from the liquidation of the security's trust.
(i)	Security is in default as of period end and is therefore non-income producing.
(j)	Perpetual maturity.
(k)	Includes cash being held as collateral for derivatives and reverse repurchase agreements.

DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2-YEAR U.S. TREASURY NOTES FUTURES	Wells Fargo	Long	5	September 2020	$1,104,922	$1,016
5-YEAR U.S. TREASURY NOTES FUTURES	Wells Fargo	Short	413	September 2020	(52,089,625)	(286,586)
10-YEAR U.S. TREASURY NOTES FUTURES	Wells Fargo	Short	10	September 2020	(1,400,781)	(12,891)
BP CURRENCY FUTURES	Wells Fargo	Short	38	September 2020	(3,113,150)	(120,629)
EURO FX CURRENCY FUTURES	Wells Fargo	Short	32	September 2020	(4,719,800)	(184,326)
					$(60,218,434)	$(603,416)

CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION (OVER THE COUNTER)(a)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at July 31, 2020(b)	Notional Amount(c)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
The Markit CMBX North America BBB Series 12 Index	Morgan Stanley	3.00%	USD	8/17/61	5.46%	2,500,000	$(401,750)	$980,659	$578,909
The Markit CDX High Yield Series 33 Index Tranche 15-25	Morgan Stanley	5.00%	USD	12/20/24	15.12%	5,000,000	(1,441,411)	125,000	(1,316,411)
							$(1,843,161)	$1,105,659	$(737,502)

Credit default swaps pay quarterly.

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Quarterly Consolidated Schedule of Investments.

1WS CREDIT INCOME FUND

NOTES TO QUARTERLY CONSOLIDATED SCHEDULE OF INVESTMENTS

July 31, 2020

NOTE 1. ORGANIZATION

1WS Credit Income Fund (“1WS Credit” or the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously offers its shares of beneficial interest (‘‘Shares’’). 1WS Credit operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, has adopted a policy to make quarterly repurchase offers at a price equal to net asset value (‘‘NAV’’) per Share, of no less than 5% of the Shares outstanding.

1WS Credit’s investment objective is to seek attractive risk-adjusted total returns through generating income and capital appreciation. 1WS Credit will seek to achieve its investment objective by investing primarily in a wide array of structured credit and securitized debt instruments. There can be no assurance that the Fund’s investment objective will be achieved.

1WS Credit was organized as a Delaware statutory trust on July 20, 2018 pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware. 1WS Credit had no operations from that date to March 4, 2019, commencement of operations, other than those related to organizational matters and the registration of its Shares under applicable securities laws. 1WS Credit wholly owns and consolidates 1WSCI Sub I, LLC (the “Cayman Islands SPV”), an exempted company incorporated in the Cayman Islands on February 22, 2019. The Cayman Islands SPV is an investment vehicle formed to make certain investments on behalf of 1WS Credit. 1WS Credit is the managing and sole member of the Cayman Islands SPV pursuant to a limited liability agreement dated March 1, 2019. Where context requires, the “Fund” includes both the Fund and the Cayman Island SPV.

1WS Capital Advisors, LLC (the ‘‘Adviser’’ or ‘‘1WS’’) serves as the investment adviser of the Fund. 1WS is a Delaware limited liability company that is registered as an investment adviser with the Securities and Exchange Commission (the ‘‘SEC’’) under the Investment Advisers Act of 1940 (the ‘‘Advisers Act’’). The Adviser is controlled by its managing member, One William Street Capital Management, L.P. (‘‘OWS’’), which is also registered with the SEC as an investment adviser. The Fund’s portfolio manager and other personnel of the Adviser have substantial experience in managing investments and investment funds, including funds which have investment programs similar to that of the Fund.

Institutional Class (“Class I”) Shares (which are not subject to any sales load or asset-based distribution fee) of the Fund are being offered on a continuous basis at the NAV per Share calculated each day. The Fund received exemptive relief from the SEC to issue multiple classes of Shares and to impose asset-based distribution fees as applicable. Currently, only the Institutional Class Shares are being offered.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The accompanying consolidated schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States dollars, unless disclosed otherwise. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance for investment companies under Financial Accounting Standards Board’s (‘’FASB’’) Accounting Standards Codification (‘’ASC’’) 946, Financial Services-Investment Companies, including accounting for investments at fair value.

Consolidation: 1WS Credit consolidates its investment in the Cayman Islands SPV because 1WS Credit is the sole shareholder of this entity. All investments held by the Cayman Islands SPV are disclosed in the Consolidated Schedule of Investments. All intercompany accounts and transactions have been eliminated upon consolidation.

Investment Transactions: Investment transactions are accounted for on a trade-date basis for financial reporting purposes and amounts payable or receivable for trades not settled at the time of period end are reflected as liabilities and assets, respectively. Interest is recorded on an accrual basis.

The Fund may enter into derivative contracts for hedging purposes or to gain synthetic exposures to certain investments (“Derivatives”). Derivatives are financial instruments whose values are based on an underlying asset, index, or reference rate and include futures, swaps, swaptions, options, or other financial instruments with similar characteristics.

The Board of Trustees (the “Board”) has adopted valuation policies and procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Adviser and the Administrator (defined below). The Fund’s valuation committee (the “Valuation Committee”) (comprised of officers of the Adviser and established pursuant to the policies and procedures adopted by the Board) has the day-to-day responsibility for overseeing the implementation of the Fund’s valuation policies and procedures and fair value determinations (subject to review and ratification by the Board).

Fund Valuation: Institutional Class Shares are offered at NAV. NAV per share is determined daily. The Fund’s NAV per share is calculated by subtracting liabilities (including accrued expenses and indebtedness) from the total assets of the Fund (the value of the investments plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Shares outstanding.

NOTE 3. PORTFOLIO VALUATION:

ASC 820 Fair Value Measurement defines fair value as an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value and maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing the use of the most observable input when available.

Valuation inputs broadly refer to the assumptions market participants would use in pricing the asset or liability, including assumptions about risk. ASC 820 distinguishes between: (i) observable inputs, which are based on market data obtained from parties independent of the reporting entity, and (ii) unobservable inputs, which reflect the Adviser’s own assumptions about the judgments market participants would use. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. When a valuation uses multiple inputs from varying levels of the fair value hierarchy, the hierarchy level is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Level 1 —	Inputs that are unadjusted, quoted prices in active markets for identical assets or liabilities.

Level 2 —	Inputs (other than quoted prices included in Level 1) that are observable, either directly or indirectly.

Level 3 —	Inputs that are unobservable and reflect the Adviser’s best estimate of what market participants would use in pricing the asset or liability. This includes situations where there is little, if any, market activity for the asset or liability.

Generally, the Fund expects to be able to obtain pricing from independent third-party sources on many of its investments. However, in certain circumstances where such inputs are difficult or impractical to obtain or such inputs are deemed unreliable, we may fair value certain investments using internal manager marks.

The following factors may be pertinent in determining fair value: security covenants, call protection provisions and information rights; cash flows, the nature and realizable value of any collateral; the debt instrument's ability to make payments; the principal markets and financial environment in which the debt instrument operates; publicly available financial ratios of peer companies; changes in interest rates for similar debt instruments; and enterprise values, among other relevant factors.

Determination of fair value involves subjective judgments and estimates not susceptible to substantiation by auditing procedures. Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of these investments may differ significantly from the values that would have been used had such market quotations existed for such investments, and any such differences could be material. Accordingly, under current accounting standards, the notes to the Fund’s consolidated financial statements will refer to the uncertainty with respect to the possible effect of such valuations, and any change in such valuations, on the Fund’s financial statements.

The following tables summarize the Fund’s financial instruments classified as assets and liabilities measured at fair value by level within the fair value hierarchy as of July 31, 2020:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Residential Mortgage-Backed Securities	$–	$31,521,136	$1,457,426	$32,978,562
Commercial Mortgage-Backed Securities	–	11,322,578	–	11,322,578
Asset-Backed Securities	–	32,452,273	1,769,607	34,221,880
Collateralized Loan Obligations	–	12,928,676	–	12,928,676
Preferred Stocks	504,129	–	–	504,129
Money Market Funds	9,573,302	–	–	9,573,302
Total	$10,077,431	$88,224,663	$3,227,033	$101,529,127
Derivative Instruments
Assets:
Credit Default Swap Contracts	$–	$578,909	$–	$578,909
Future Contracts	1,016	–	–	1,016
Liabilities:
Future Contracts	(604,432)	–	–	(604,432)
Credit Default Swap Contracts	–	(1,316,411)	–	(1,316,411)
Total	$(603,416)	$(737,502)	$–	$(1,340,918)

The following table discloses the purchase of Level 3 portfolio investments as well as the value of transfers into or out of Level 3 for the period ended July 31, 2020 of the Fund’s Level 3 portfolio investments:

	Asset-Backed Securities	Mortgage-Backed Securities	Collateralized Loan Obligations	Total
Balance as of October 30, 2019	$2,098,965	$-	$1,283,300	$3,382,265
Accrued discount/ premium	(161,783)	-	(64,817)	(226,600)
Realized Gain/(Loss)	-	-	-	-
Change in Unrealized Appreciation/(Depreciation)	(167,575)	-	(312,783)	(480,358)
Purchases	-	-	-	-
Sales Proceeds	-	-	-	-
Transfer into Level 3	-	1,457,426	-	1,457,426
Transfer out of Level 3	-	-	(905,700)	(905,700)
Balance as of July 31, 2020	$1,769,607	$1,457,426	$-	$3,227,033
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at July 31, 2020	$(167,575)	$449,862	$-	$282,287

The following table presents additional information about the valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2020:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value	Valuation Technique	Unobservable Inputs	Value/Range
Residential Mortgage-Backed Securities	$1,457,426	Broker pricing	Indicative quote	$143.01
Asset-Backed Securities	$1,769,607	Broker pricing	Indicative quote	$3,117.15 (1)

(1)	Input is based on the total market value of the outstanding loan, of which the Fund owns 6%.